Other Assets (Tables)	6 Months Ended
Jun. 30, 2013
Other Assets (Non-current)

Other assets (non-current) consisted of the following as of December 31, 2011 and 2012 and June 30, 2013:

	December 31,		June 30, 2013
	2011	2012
			(unaudited)
Deferred commission costs	$3,292	$4,290	$5,062
Capitalized costs of in-vehicle devices owned by customers	2,122	3,554	2,284
Other	445	878	940

Total	$5,859	$8,722	$8,286